Other Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure of detailed information about intangible assets [abstract]
Summary of other intangible assets

Licenses & software
£000s
Cost
At January 1, 2021	107
Additions	23
Translation adjustment
At December 31, 2021	130
At January 1, 2022	130
Additions	300
Translation adjustment	-
At December 31, 2022	430
Accumulated depreciation
At January 1, 2021	90
Charge for the year	16
Translation adjustment
At December 31, 2021	106
At January 1, 2022	106
Charge for the year	4
Translation adjustment	-
At December 31, 2022	110
Net book value
As at December 31 2021	24
As at December 31 2022	320